Income Tax (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Schedule of Consolidated Statements of Income

Taxation in the consolidated statements of income represents:

	For the years ended June 30,
	2025	2024
	US$	US$
Hong Kong profits tax provision for the year:
Current	—	—
Deferred	156,390	160,107
Total income tax expense	156,390	160,107

Schedule of Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended June 30,
	2025	2024
Statutory tax rate of Beta FinTech incorporated in Cayman Islands	0.0%	0.0%
Statutory tax rate of the entities incorporated in BVI	0.0%	0.0%
Effect of tax rate of the entity incorporated in Delaware	0.0%	0.0%
Hong Kong statutory income tax rate	16.5%	16.5%
Permanent differences – non-taxable bank interest income	(6.7)%	(3.2)%
Effective tax rate	9.8%	13.3%

Schedule of Deferred Tax Assets

Significant components of the deferred tax assets are presented below:

	As of June 30,
	2025	2024
	US$	US$
Deferred tax assets:
Net operating losses carry forwards	44,858	205,285
Deferred tax assets	44,858	205,285
Less: valuation allowance	—	—
Total deferred tax assets, net	44,858	205,285

Significant components of the deferred tax liabilities are presented below:

	As of June 30,
	2025	2024
	US$	US$
Deferred tax liabilities:
Accelerated amortization	4,963	9,169
Total deferred tax liabilities	4,963	9,169